Note 5 - Loans and Related Allowance for Loan and Lease Losses - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Recorded investment, with no related allowance	$ 2,744	$ 3,501
Unpaid principal balance, with no related allowance	3,221	4,104
Recorded investment, with related allowance	5,225	4,586
Unpaid principal balance, with related allowance	5,765	4,863
Related allowance	740	490
Recorded investment	7,969	8,087
Unpaid principal balance	8,986	8,967
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Recorded investment, with no related allowance	1,547	801
Unpaid principal balance, with no related allowance	1,802	801
Recorded investment, with related allowance	3,750	3,322
Unpaid principal balance, with related allowance	4,277	3,596
Related allowance	655	371
Recorded investment	5,297	4,123
Unpaid principal balance	6,079	4,397
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Recorded investment, with no related allowance		1,118
Unpaid principal balance, with no related allowance		1,142
Recorded investment, with related allowance	731	447
Unpaid principal balance, with related allowance	731	447
Related allowance	10	10
Recorded investment	731	1,565
Unpaid principal balance	731	1,589
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	820	941
Unpaid principal balance, with no related allowance	874	1,013
Recorded investment, with related allowance	284	378
Unpaid principal balance, with related allowance	284	378
Related allowance	17	20
Recorded investment	1,104	1,319
Unpaid principal balance	1,158	1,391
Commercial And Industrial [Member]
Recorded investment, with no related allowance	370	561
Unpaid principal balance, with no related allowance	538	1,056
Recorded investment, with related allowance	217	273
Unpaid principal balance, with related allowance	230	276
Related allowance	42	48
Recorded investment	587	834
Unpaid principal balance	768	1,332
Home Equity Lines of Credit [Member]
Recorded investment, with no related allowance	7	80
Unpaid principal balance, with no related allowance	7	92
Recorded investment, with related allowance	243	166
Unpaid principal balance, with related allowance	243	166
Related allowance	16	41
Recorded investment	250	246
Unpaid principal balance	$ 250	258
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance		0
Unpaid principal balance, with no related allowance		0
Related allowance		0
Unpaid principal balance		$ 0